Inventories - Inventories, Net of Allowance for Obsolete and Slow-Moving Goods (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials	€ 88,139	€ 58,484
Semifinished products	30,196	29,878
Finished products	92,994	64,252
Advances to suppliers	18,119	9,554
Provision from slow moving and obsolescence	(16,194)	(13,251)	€ (12,309)
Total inventories	€ 213,254	€ 148,917